PROVISIONS AND OTHER LIABILITIES - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	$ (507)	$ (535)	$ (536)
Contract liabilities			(3)
Transfer from provisions	(30)	(70)
Released to income statement	3	2
Share repurchase liability	(14)	(9)
Contributions and gains	(8)
Interest and discounting	7	7	6
Utilized during the year/payments	71	112	10
Ending balance	(492)	(507)	(535)
Other liabilities
Current	(125)	(79)	(61)
Non-current	(367)	(428)	(474)
Other liabilities	(492)	(507)	(535)
DOJ resolution
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	(444)	(492)	(486)
Contract liabilities			0
Transfer from provisions	0	0
Released to income statement	0	0
Share repurchase liability	0	0
Contributions and gains	0
Interest and discounting	(6)	6	6
Utilized during the year/payments	53	54	0
Ending balance	(397)	(444)	(492)
Other liabilities
Current	(53)	(52)	(53)
Non-current	(344)	(392)	(439)
Other liabilities	(397)	(444)	(492)
Multi-district antitrust class and state claims
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	0	0	0
Contract liabilities			0
Transfer from provisions	(30)	0
Released to income statement	0	0
Share repurchase liability	0	0
Contributions and gains	0
Interest and discounting	0	0	0
Utilized during the year/payments	0	0	0
Ending balance	(30)	0	0
Other liabilities
Current	(30)	0	0
Non-current	0	0	0
Other liabilities	(30)	0	0
Intellectual property-related matters
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	(21)	0	0
Contract liabilities			0
Transfer from provisions	0	(70)
Released to income statement	0	0
Share repurchase liability	0	0
Contributions and gains	0
Interest and discounting	0	1	0
Utilized during the year/payments	10	50	0
Ending balance	(11)	(21)	0
Other liabilities
Current	(11)	(10)	0
Non-current	0	(11)	0
Other liabilities	(11)	(21)	0
RB indemnity settlement
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	(30)	(40)	(50)
Contract liabilities			0
Transfer from provisions	0	0
Released to income statement	0	2
Share repurchase liability	0	0
Contributions and gains	0
Interest and discounting	1	0	0
Utilized during the year/payments	8	8	10
Ending balance	(23)	(30)	(40)
Other liabilities
Current	(8)	(8)	(8)
Non-current	(15)	(22)	(32)
Other liabilities	(23)	(30)	(40)
Share repurchase
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	(9)	0	0
Contract liabilities			0
Transfer from provisions	0	0
Released to income statement	0	0
Share repurchase liability	(14)	(9)
Contributions and gains	0
Interest and discounting	0	0	0
Utilized during the year/payments	0	0	0
Ending balance	(23)	(9)	0
Other liabilities
Current	(23)	(9)	0
Non-current	0	0	0
Other liabilities	(23)	(9)	0
Other
Reconciliation For Changes In Other Liabilities [Roll Forward]
Beginning balance	(3)	(3)	0
Contract liabilities			(3)
Transfer from provisions	0	0
Released to income statement	3	0
Share repurchase liability	0	0
Contributions and gains	(8)
Interest and discounting	0	0	0
Utilized during the year/payments	0	0	0
Ending balance	(8)	(3)	(3)
Other liabilities
Current	0	0	0
Non-current	(8)	(3)	(3)
Other liabilities	$ (8)	$ (3)	$ (3)